Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business Segments [Abstract]
Business Segments

18. Segment Information

The Company's Chief Executive Officer who is considered to be the chief operating decision maker ("CODM") reviews financial information presented on a consolidated basis, accompanied by information about operating segments for purposes of making operating decisions and assessing financial performance. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance.

The Company determined its operating segments to be technology services, which derives substantially all of its revenue from the sale of direct selling services through a hosted software solution, and marketing services, which derives substantially all of its revenue from the delivery of advertising and content media.

The Company evaluates the performance of its operating segments based on net revenues and operating income before interest, taxes, depreciation, amortization and stock-based compensation expense.

The Company does not allocate most of its assets, as well as its depreciation and amortization expense, stock-based compensation expense, interest income, interest expense and income tax expense by segment. Accordingly, the Company does not report such information.

Summarized information by segment was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net revenue by segment:
Technology	$76,341	$62,400	$225,002	$188,504
Marketing services	13,287	10,693	36,343	29,473

Total net revenue	$89,628	$73,093	$261,345	$217,977

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Segment operating income before depreciation, amortization, stock-based compensation expense and unallocated corporate costs:
Technology	$17,034	$14,295	$51,050	$40,874
Marketing services	5,710	3,558	15,333	9,579

Total segment operating income before depreciation, amortization, stock-based compensation expense and unallocated corporate costs	22,744	17,853	66,833	50,543

Depreciation and amortization	(11,146)	(10,230)	(32,654)	(29,287)
Stock-based compensation expense	(1,970)	(1,349)	(4,782)	(4,542)
Unallocated corporate costs	(10,040)	(8,524)	(30,703)	(28,197)

Loss from operations	$(412)	$(2,250)	$(1,756)	$(11,573)

The Company allocates its net revenue to geographic regions based on the customer's location. The following tables set forth net revenue and long-lived assets by geographic region (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net revenue:
North America	$86,819	$72,500	$253,587	$214,129
Europe and other	2,809	593	7,758	3,848

Total net revenue	$89,628	$73,093	$261,345	$217,977

	September 30, 2011	December 31, 2010
Assets:
North America	$528,787	$388,729
Europe and other	2,826	1,819

Total assets	$531,613	$390,548

Long-lived assets:
North America	$319,472	$315,270
Europe and other	910	560

Total long-lived assets	$320,382	$315,830

18. Business Segments

The Company's Chief Executive Officer who is considered to be the chief operating decision maker ("CODM") reviews financial information presented on a consolidated basis, accompanied by information about operating segments for purposes of making operating decisions and assessing financial performance. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance.

The Company determined its operating segments to be technology services, which derives substantially all of its revenue from the sale of direct selling services through a hosted software solution, and media and marketing, which derives substantially all of its revenue from the delivery of advertising and content media.

The Company evaluates the performance of its operating segments based on net revenues and operating income before interest, taxes, depreciation, amortization and stock-based compensation expense.

The Company does not allocate most of its assets, as well as its depreciation and amortization expense, stock-based compensation expense, interest income, interest expense and income tax expense by segment. Accordingly, the Company does not report such information.

Summarized information by segment was as follows (in thousands):

	Year Ended December 31,
	2008	2009	2010
Net revenue by segment:
Technology	$145,789	$210,483	$237,688
Marketing Services	27,407	32,401	41,912

Total net revenue	$173,196	$242,884	$279,600

	Year Ended December 31,
	2008	2009	2010
Segment operating profit before depreciation, amortization, stock-based compensation expense and unallocated corporate costs:
Technology	$19,984	$33,767	$47,559
Marketing Services	5,959	10,972	14,405

Total segment operating profit before depreciation, amortization, stock-based compensation expense and unallocated corporate costs	25,943	44,739	61,964
Depreciation and amortization	(26,697)	(36,079)	(40,287)
Stock-based compensation expense	(14,537)	(11,240)	(5,348)
Unallocated corporate costs	(28,615)	(28,993)	(36,844)

Loss from operations	$(43,906)	$(31,573)	$(20,515)

The Company allocates its net revenue to geographic regions based on the customer's location. The following tables set forth net revenue and long-lived assets by geographic region (in thousands):

	Year Ended December 31,
	2008	2009	2010
Net revenue:
North America	$171,018	$239,996	$273,028
Europe and other	2,178	2,888	6,572

Total net revenue	$173,196	$242,884	$279,600

	December 31,
	2009	2010
Assets:
North America	$380,607	$388,729
Europe	1,264	1,819

Total assets	$381,871	$390,548

Long-lived assets:
North America	$319,130	$315,270
Europe	131	560

Total long-lived assets	$319,261	$315,830